Insurance contracts in the Financial Services segment (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Methods And Main Inputs Used To Measure Insurance Contracts [Abstract]
Summary of methods and main inputs used to measure insurance contracts explanatory	The methods and main inputs used to measure insurance contracts are as follows:

	Weighted average (%)
	March 31
	2023	2024
Mortality rates	1.03%	1.02%
Lapse and surrender rates	3.15%	3.57%

Summary of the yield curves used to discount the cash flows of insurance contracts
The table below sets out the yield curves used to discount the cash flows of insurance contracts for major currencies (converted at the spot rate).

	Yield curve (%)
	March 31
	2023		2024
Term	JPY	USD	JPY	USD
1 year	(0.10%)	4.73%	0.06%	5.11%
5 years	0.11%	3.65%	0.38%	4.25%
10 years	0.40%	3.54%	0.77%	4.25%
20 years	1.10%	4.00%	1.58%	4.63%
30 years	1.36%	3.71%	1.95%	4.37%
40 years	1.50%	3.54%	2.14%	4.07%

Summary of changes in liabilities for remaining coverage and liabilities for incurred claims
(a)	Changes in liabilities for remaining coverage and liabilities for incurred claims

	Yen in millions
	Liability for remaining coverage		Liability for incurred claims *4	Total
	Excluding loss component	Loss component
Balance as of April 1, 2022
Insurance contract assets *1	(84,000)	—	28,670	(55,330)
Insurance contract liabilities *2*3	13,004,073	53,820	126,778	13,184,671

Net amounts	12,920,073	53,820	155,448	13,129,341
Insurance revenue	(554,570)	—	—	(554,570)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(3,493)	272,243	268,750
Amortization of insurance acquisition cash flows	113,433	—	—	113,433
Changes in liabilities for incurred claims	—	—	632	632
Losses and reversals of losses on onerous contracts	—	(602)	—	(602)

Total insurance service expenses	113,433	(4,095)	272,875	382,213

Insurance service result	(441,137)	(4,095)	272,875	(172,357)
Insurance finance expenses (income)	(927,674)	2,048	308	(925,318)

Total amounts recognized in comprehensive income	(1,368,811)	(2,047)	273,183	(1,097,675)
Investment component excluded from insurance revenue and insurance service expenses	(776,575)	—	776,575	—
Cash flows
Premiums received	1,609,362	—	—	1,609,362
Insurance acquisition cash flows	(145,272)	—	—	(145,272)
Claims and other insurance service expenses paid	—	—	(1,045,529)	(1,045,529)

Total cash flows	1,464,090	—	(1,045,529)	418,561
Other	(322)	67	(693)	(948)

Balance as of March 31, 2023
Insurance contract assets *1	(93,283)	—	32,532	(60,751)
Insurance contract liabilities *2*3	12,331,738	51,840	126,452	12,510,030

Net amounts	12,238,455	51,840	158,984	12,449,279
Insurance revenue	(586,115)	—	—	(586,115)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(3,721)	276,809	273,088
Amortization of insurance acquisition cash flows	124,518	—	—	124,518
Changes in liabilities for incurred claims	—	—	5,008	5,008
Losses and reversals of losses on onerous contracts	—	4,592	—	4,592

Total insurance service expenses	124,518	871	281,817	407,206

Insurance service result	(461,597)	871	281,817	(178,909)
Insurance finance expenses (income)	244,793	2,663	(251)	247,205

Total amounts recognized in comprehensive income	(216,804)	3,534	281,566	68,296
Investment component excluded from insurance revenue and insurance service expenses	(944,520)	—	944,520	—
Cash flows
Premiums received	1,886,124	—	—	1,886,124
Insurance acquisition cash flows	(153,410)	—	—	(153,410)
Claims and other insurance service expenses paid	—	—	(1,212,518)	(1,212,518)

Total cash flows	1,732,714	—	(1,212,518)	520,196
Other	(199)	(41)	(167)	(407)

Balance as of March 31, 2024
Insurance contract assets *1	(90,377)	—	33,402	(56,975)
Insurance contract liabilities *2*3	12,900,023	55,333	138,983	13,094,339

Net amounts	12,809,646	55,333	172,385	13,037,364

*1	Insurance contract assets are included in other current assets or other non-current assets in the consolidated statements of financial position.

*2	The current portion of insurance contract liabilities is included in other current liabilities in the consolidated statements of financial position.

*3
As of April 1, 2022, March 31, 2023 and March 31, 2024, the carrying amounts of the current portion of insurance contract liabilities were 141,796 million yen, 145,057 million yen and 162,344 million yen, respectively, and the carrying amounts of the non-current portion of insurance contract liabilities were
 13,042,875 million yen, 12,364,973 million yen and 12,931,995 million yen, respectively.

*4
Risk adjustment for
non-financial
risk of insurance contracts measured under the PAA is not presented separately from the estimates of the present value of future cash flows but included in liabilities for incurred claims, since the amount is not considered material.

Summary of changes in insurance contract liabilities from insurance contract not measured under the premium allocation approach
(b)	Changes in insurance contract liabilities from insurance contracts not measured under the PAA by measurement component

	Yen in millions
	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	CSM	Total

Balance as of April 1, 2022
Insurance contract assets	(222,149)	10,092	156,727	(55,330)
Insurance contract liabilities	10,842,043	436,103	1,810,803	13,088,949

Net amounts	10,619,894	446,195	1,967,530	13,033,619
Changes that relate to future service
Changes in estimates that adjust the CSM	155,005	(29,046)	(125,959)	—
Changes in estimates that do not adjust the CSM	(735)	(2,512)	—	(3,247)
Effect of contracts initially recognized during the period	(318,707)	28,042	293,310	2,645

Total changes that relate to future service	(164,437)	(3,516)	167,351	(602)
Changes that relate to current service
CSM recognized in profit or loss for the services provided	—	—	(151,483)	(151,483)
Change in risk adjustment for non-financial risk due to release of risk	—	(23,466)	—	(23,466)
Experience adjustments	21,622	—	—	21,622

Total changes that relate to current service	21,622	(23,466)	(151,483)	(153,327)
Changes that relate to past service	(628)	(23)	—	(651)

Insurance service result	(143,443)	(27,005)	15,868	(154,580)
Insurance finance expenses (income)	(996,203)	1,357	69,528	(925,318)

Total amounts recognized in comprehensive income	(1,139,646)	(25,648)	85,396	(1,079,898)
Cash flows
Premiums received	1,479,110	—	—	1,479,110
Insurance acquisition cash flows	(130,221)	—	—	(130,221)
Claims and other insurance service expenses paid	(951,330)	—	—	(951,330)

Total cash flows	397,559	—	—	397,559
Other	(1,008)	470	(309)	(847)

Balance as of March 31, 2023
Insurance contract assets	(341,096)	39,067	241,278	(60,751)
Insurance contract liabilities	10,217,895	381,950	1,811,339	12,411,184

Net amounts	9,876,799	421,017	2,052,617	12,350,433
Changes that relate to future service
Changes in estimates that adjust the CSM	233,415	(18,328)	(215,087)	—
Changes in estimates that do not adjust the CSM	6,008	(3,532)	—	2,476
Effect of contracts initially recognized during the period	(403,124)	40,912	364,328	2,116

Total changes that relate to future service	(163,701)	19,052	149,241	4,592
Changes that relate to current service
CSM recognized in profit or loss for the services provided	—	—	(151,841)	(151,841)
Change in risk adjustment for non-financial risk due to release of risk	—	(26,899)	—	(26,899)
Experience adjustments	5,076	—	—	5,076

Total changes that relate to current service	5,076	(26,899)	(151,841)	(173,664)
Changes that relate to past service	255	(2)	—	253

Insurance service result	(158,370)	(7,849)	(2,600)	(168,819)
Insurance finance expenses (income)	185,948	3,262	57,995	247,205

Total amounts recognized in comprehensive income	27,578	(4,587)	55,395	78,386
Cash flows
Premiums received	1,748,139	—	—	1,748,139
Insurance acquisition cash flows	(138,544)	—	—	(138,544)
Claims and other insurance service expenses paid	(1,107,850)	—	—	(1,107,850)

Total cash flows	501,745	—	—	501,745
Other	(834)	52	76	(706)

Balance as of March 31, 2024
Insurance contract assets	(291,878)	27,824	207,079	(56,975)
Insurance contract liabilities	10,697,166	388,658	1,901,009	12,986,833

Net amounts	10,405,288	416,482	2,108,088	12,929,858

Summary of effect of insurance contracts initially recognized
The table below shows the effect of contracts initially recognized during the fiscal years ended March 31, 2023 and 2024 on measurement components of insurance contracts not measured under the PAA.

	Yen in millions
	Fiscal year ended March 31
	2023			2024
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
Estimates of the present value of future cash outflows
Claims and other insurance service expenses	1,675,615	6,271	1,681,886	2,117,351	4,844	2,122,195
Insurance acquisition cash flows	144,128	2,142	146,270	143,674	2,203	145,877

Total estimates of the present value of future cash outflows	1,819,743	8,413	1,828,156	2,261,025	7,047	2,268,072
Estimates of the present value of future cash inflows	(2,141,084)	(5,779)	(2,146,863)	(2,666,256)	(4,940)	(2,671,196)

Total estimates of the present value of future cash flows	(321,341)	2,634	(318,707)	(405,231)	2,107	(403,124)
Risk adjustment for non-financial risk	28,031	11	28,042	40,903	9	40,912
CSM	293,310	—	293,310	364,328	—	364,328

Total effect on measurement components	—	2,645	2,645	—	2,116	2,116

Summary of breakdown of insurance revenue
The table below shows the breakdown of insurance revenue for the fiscal years ended March 31, 2023 and 2024.

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Insurance contracts not measured under the PAA
Amounts relating to the changes in the liability for remaining coverage
Expected incurred claims and insurance service expenses	152,732	163,182
Changes in risk adjustments for non-financial risk due to release of risk	23,466	26,899
CSM recognized in profit or loss for services provided	151,483	151,841

Total amounts relating to the changes in the liability for remaining coverage	327,681	341,922
Recovery of insurance acquisition cash flows	98,234	109,824

Total insurance revenue for the insurance contracts not measured under the PAA	425,915	451,746
Insurance contracts measured under the PAA	128,655	134,369

Total insurance revenue	554,570	586,115

Summary of timing of when the CSM
The table below shows when Sony expects to recognize the CSM in profit or loss for insurance contracts not measured under the PAA as of March 31, 2023 and 2024.

	CSM
	Yen in millions
	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5 years to 10 years	More than 10 years	Total
As of March 31, 2023	120,412	112,562	105,060	97,082	89,903	367,009	1,160,589	2,052,617
As of March 31, 2024	125,233	117,663	109,776	100,912	92,671	376,011	1,185,822	2,108,088

Summary of insurance finance income or expenses and investment returns on assets recognized in profit or loss
The table below shows the information related to net investment returns on assets and insurance finance expenses (income) recognized in profit or loss and other comprehensive income for the fiscal years ended March 31, 2023 and 2024.

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Amounts recognized in profit or loss
Net investment returns *1
Financial assets measured at FVPL	(59,193)	715,388
Interest income from debt instruments required to be measured at FVOCI	179,207	180,822
Currency exchange differences	93,858	156,970
Other	(12,374)	(35,463)

Total net investment returns	201,498	1,017,717

Insurance finance expenses (income) *2
Effect of changes in the value of underlying items of variable life insurance and individual variable annuity contracts and changes in interest rates and other financial risks	(176,328)	685,726
Interest accreted	174,107	183,188
Currency exchange differences	103,391	173,230
Other	(15,771)	(12,444)

Total insurance finance expenses (income)	85,399	1,029,700

Amounts recognized in profit or loss	116,099	(11,983)

Amounts recognized in other comprehensive income
Net investment returns
Underlying assets	(1,131,508)	(969,774)

Total net investment returns	(1,131,508)	(969,774)

Insurance finance expenses (income) *2
Effect of changes in interest rates and other financial risks	(1,010,761)	(782,495)
Other	44	—

Total insurance finance expenses (income)	(1,010,717)	(782,495)

Amounts recognized in other comprehensive income	(120,791)	(187,279)

Total net investment returns and insurance finance income or expenses	(4,692)	(199,262)

*1	Included in other financial services revenue in the consolidated statements of income.

*2	Expenses are presented as positive and income is presented as negative.

Summary of underlying items of insurance contracts measured under the variable fee approach and their fair values
The table below shows the underlying items of insurance contracts measured under the variable fee approach and their fair values as of March 31, 2023 and 2024.

	Yen in millions
	March 31
	2023	2024
Cash and cash equivalents	23,723	19,411
Debt securities
Japanese national/local government bonds and corporate bonds	40,143	42,349
Foreign national/local government bonds and corporate bonds	157,724	312,919
Equity securities	1,107,400	1,855,432
Other	964	2,390

Total fair values of the underlying items of insurance contracts measured under the variable fee approach	1,329,954	2,232,501

Summary of Insurance revenue and the CSM
Upon transition to IFRS 17, Sony applied either the modified retrospective approach or the fair value approach for groups of insurance contracts where it was impracticable to fully apply IFRS 17 retrospectively. The table below shows insurance revenues by transition approach for the fiscal years ended March 31, 2023 and 2024, as well as the balances of the CSM by transition approach as of March 31, 2023 and 2024.

	Yen in millions
	Fiscal year ended March 31
	2023				2024
	Contracts measured under the modified retrospective approach at transition	Contracts measured under the fair value approach at transition	New contracts and contracts measured under the full retrospective approach at transition	Total	Contracts measured under the modified retrospective approach at transition	Contracts measured under the fair value approach at transition	New contracts and contracts measured under the full retrospective approach at transition	Total
Insurance revenue	190,199	26,988	337,383	554,570	185,731	27,079	373,305	586,115

CSM
Beginning balance of the fiscal year	912,623	26,938	1,027,969	1,967,530	864,530	58,008	1,130,079	2,052,617

Changes that relate to future service	(2,007)	34,088	135,270	167,351	(61,165)	32,341	178,065	149,241
Changes that relate to current service	(74,984)	(3,778)	(72,721)	(151,483)	(66,827)	(5,834)	(79,180)	(151,841)
Insurance finance expense (income)	29,352	1,107	39,069	69,528	26,954	1,673	29,368	57,995
Other	(454)	(347)	492	(309)	177	83	(184)	76

Ending balance of the fiscal year	864,530	58,008	1,130,079	2,052,617	763,669	86,271	1,258,148	2,108,088

Summary of disclosure of changes in accumulated other comprehensive income for financial assets
The table below shows the changes in accumulated other comprehensive income during the fiscal years ended March 31, 2023 and 2024 for financial assets measured at fair value through other comprehensive income, among investment assets related to groups of insurance contracts to which Sony applied the modified retrospective approach or the fair value approach as of the date of the transition.

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Beginning balance of the fiscal year	(878,774)	(448,390)

Net change in fair value	590,737	618,978
Net amount reclassified to profit or loss	7,018	16,903
Related income tax	(167,371)	(178,046)

Ending balance of the fiscal year	(448,390)	9,445

Summary of redesignation of financial assets
Sony applied IFRS 9 before its application of IFRS 17 and redesignated the financial assets based on the facts and circumstances existing at the date of the application of IFRS 17 (April 1, 2023). For financial assets derecognized in the period from the date of transition to IFRS 17 (April 1, 2022) to the date of the application of IFRS 17, Sony applied the classification overlay approach and accounted for them based on the measurement method after redesignation. The table below shows the measurement method and carrying amounts of the financial assets affected by such redesignation before and after the application of IFRS 17 as of April 1, 2023.

	Yen in millions
	April 1, 2023
	Before application	After application
	Carrying amount	Carrying amount
Debt securities
Financial assets redesignated to be measured at FVPL *1
Japanese national / local government bonds and corporate bonds	1,277,090	1,277,090
Foreign national / local government bonds and corporate bonds	20,570	20,570
Financial assets redesignated to be measured at FVOCI *2
Japanese national / local government bonds and corporate bonds	84,651	88,497

*1	These financial assets were measured at FVOCI before applying IFRS 17.

*2	These financial assets were measured at amortized cost before applying IFRS 17.

Summary of insurance contracts financial instruments sensitivity analysis
The table below shows the effects on income before income taxes and equity as of March 31, 2023 and 2024 if the underlying assumptions of the insurance contracts and financial instruments which Sony has in the life insurance business had changed.

		March 31, 2023
		Yen in millions
		Insurance contracts		Financial instruments		Total
Assumption	Changes in assumptions, etc.	Income before income taxes	Equity	Income before income taxes	Equity	Income before income taxes	Equity
Interest rates	50bp decrease	(215,660)	(822,046)	219,130	945,915	3,470	123,869
	50bp increase	168,357	689,356	(187,676)	(822,251)	(19,319)	(132,895)
Fair value of stocks	10% decrease	210,057	151,241	(213,251)	(153,890)	(3,194)	(2,649)
	10% increase	(213,822)	(153,952)	213,251	153,890	(571)	(62)
Foreign exchange rates	10% appreciation of the Yen	319,330	213,577	(338,934)	(211,494)	(19,604)	2,083
	10% depreciation of the Yen	(322,502)	(215,861)	338,934	211,494	16,432	(4,367)
Maintenance expenses rates	10% increase	(3,934)	(7,028)	—	—	(3,934)	(7,028)
Lapse and surrender rates	10% increase	596	16,398	—	—	596	16,398
Mortality rates (death protection)	5% increase	(6,395)	(6,443)	—	—	(6,395)	(6,443)
Mortality rates (third sector / annuity products)	5% increase	1,941	4,629	—	—	1,941	4,629
Morbidity rates	5% increase	(9,373)	(18,197)	—	—	(9,373)	(18,197)

		March 31, 2024
		Yen in millions
		Insurance contracts		Financial instruments		Total
Assumption	Changes in assumptions, etc.	Income before income taxes	Equity	Income before income taxes	Equity	Income before income taxes	Equity
Interest rates	50bp decrease	(152,232)	(653,432)	165,181	806,432	12,949	153,000
	50bp increase	112,418	548,289	(143,050)	(705,029)	(30,632)	(156,740)
Fair value of stocks	10% decrease	339,421	244,383	(341,783)	(246,544)	(2,362)	(2,161)
	10% increase	(344,921)	(248,343)	341,783	246,544	(3,138)	(1,799)
Foreign exchange rates	10% appreciation of the Yen	468,851	315,357	(470,452)	(287,872)	(1,601)	27,485
	10% depreciation of the Yen	(475,489)	(320,136)	470,452	287,872	(5,037)	(32,264)
Maintenance expenses rates	10% increase	(4,780)	(8,024)	—	—	(4,780)	(8,024)
Lapse and surrender rates	10% increase	(13,351)	(13,140)	—	—	(13,351)	(13,140)
Mortality rates (death protection)	5% increase	(4,892)	(5,501)	—	—	(4,892)	(5,501)
Mortality rates (third sector / annuity products)	5% increase	1,382	2,054	—	—	1,382	2,054
Morbidity rates	5% increase	(8,239)	(11,700)	—	—	(8,239)	(11,700)
* bp = basis point

Summary of the remaining undiscounted net cash flows
(b)	Maturity analysis
The following table summarizes the estimated timing of the remaining undiscounted net cash outflows from insurance contract liabilities and investment contract liabilities and the contractual timing of the remaining undiscounted cash inflows arising from securities held in the insurance business as of March 31, 2023 and 2024. The cash flows of insurance contract liabilities are based on assumptions regarding morbidity rates, mortality rates, and lapse rates, which are consistent with the estimates used for the carrying amounts.

	Yen in millions
	March 31, 2023
	Total	Indefinite Terms	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	More than 5 years
Insurance contract liabilities and investment contract liabilities	16,809,194	—	(75,482)	(44,017)	9,281	54,108	102,498	16,762,806
Securities held in the insurance business	19,640,244	2,408,401	636,352	367,283	345,113	322,176	428,997	15,131,922

	Yen in millions
	March 31, 2024
	Total	Indefinite Terms	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	More than 5 years
Insurance contract liabilities and investment contract liabilities	19,173,131	—	60,673	86,008	127,079	175,412	248,021	18,475,938
Securities held in the insurance business	20,808,629	3,687,375	780,798	341,277	355,062	374,354	305,612	14,964,151

Summary of amounts payable on demand
The table below shows the amounts payable on demand from insurance contracts issued by Sony and the carrying amounts of the related insurance contract portfolios. The amounts payable on demand represent the amount of the cash surrender value to be paid if the insurance contracts are surrendered as of March 31, 2023 and 2024.

	Yen in millions
	March 31
	2023	2024
Amounts payable on demand	11,016,303	12,580,674
Carrying amount	12,290,369	12,870,195